Subsequent events	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 18 – Subsequent events

The Company has evaluated subsequent events and transactions that occurred after the condensed consolidated statement of financial position date up to the date that the financial statements were issued for potential recognition or disclosure. Other than the following, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

NYSE Accepts SRx Health Solutions’ Plan to Regain Compliance with Listing Standards

On January 6, 2026, the Company received notice from NYSE American that it had accepted the Company’s plan to regain compliance with Sections 1003(a)(i) and 1003(a)(ii) of the NYSE American Company Guide. As a result, the Company’s common stock will continue trading on the NYSE American during an extension period through July 14, 2026, during which the Company must provide quarterly progress updates. The Company intends to regain compliance during the extension period.

On January 8, 2026, the Company issued a press release regarding these matters, which was furnished as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed on January 8, 2026.

Share Repurchase

On February 3, 2026, the Company entered into a Securities Purchase Agreement with a shareholder pursuant to which the Company repurchased 51,418 shares of common stock for an aggregate purchase price of $0.01 million, or $0.14 per share.

Conversion of Preferred Stock

Subsequent to quarter end, an aggregate of 1,617 shares of the Company’s preferred stock were converted into common stock. In connection with these non-cash conversions, the Company issued 8,410,690 shares of common stock at an average conversion price of $0.19 per share.

Redemption of Preferred Stock

On February 9, 2026, the Company exercised its right under Section 9 of the Certificate of Designations filed on October 27, 2025 to redeem all 17,418 outstanding shares of its preferred stock by February 12, 2026. The redemption price is payable in cash at 125% of the $1,000 conversion amount per share, or $1,250 per share, for an aggregate redemption price of $21.8 million.

ELOC Purchase Agreement

Subsequent to December 31, 2025, the Company issued 211,226,000 shares of common stock pursuant to its ELOC Purchase Agreement for total proceeds of approximately $29.1 million.

Note 20 – Subsequent events

The Company has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued for potential recognition or disclosure. Other than the following, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Election and Departure of Directors

On October 1, 2025, the Board of Directors appointed Joshua A. Epstein, as a director of the Company, effective immediately, to serve in such capacity until a successor has been elected and qualified, or until his resignation or removal.

On October 31, 2025, the Company accepted the voluntary resignation of directors Lionel F. Conacher and David Allen White. Following these resignations, Michael Young, Simon Conway, and Joshua A. Epstein serve on each of the Audit, Compensation, and Nominating & Governance Committees, with each serving as chairman of one committee.

On November 10, 2025, the Board of Directors appointed Sammy Dorf, Esq. as a director of the Company, effective immediately, to serve in such capacity until a successor has been elected and qualified, or until his resignation or removal.

Submission of Matters to a Vote of Security Holders

On October 8, 2025, stockholders holding a majority of the voting power of the Company entitled to vote as of the record date of October 7, 2025 approved a number of corporate matters. These actions included authorizing certain issuances of common stock and convertible securities, approving a future private equity offering of securities, amending the Certificate of Incorporation to increase authorized shares, amending the Bylaws to reduce quorum requirements, and authorizing an additional reverse stock split of the common stock at a ratio to be determined by the Board. Refer to the definitive information statement filed via form DEF 14C with the SEC on October 20, 2025.

Series A PIPE

On October 27, 2025, the Company entered into a Securities Purchase Agreement with certain accredited investors named therein. Pursuant to the Securities Purchase Agreement, up to 38,070 shares of the Company’s Series A convertible preferred stock, par value $0.001 per share, and accompanying warrants to purchase shares of the Company’s common stock, par value $0.001 per share, may be purchased for an aggregate purchase price of up to $30.46 million in one or more closings.

On October 31, 2025, pursuant to the Securities Purchase Agreement, the Company issued and sold, and certain investors purchased, in a private placement (the “Private Placement”): 19,035 shares of the Series A Preferred Stock and 54,527,811 Warrants to purchase shares of Common Stock for aggregate proceeds of approximately $15.23 million, with cash proceeds of $8.66 million, net of cancellation of such investor’s July Note and July Warrant (in each case as defined in the Securities Purchase Agreement) in lieu of cash. Each additional closing of the Private Placement is at the option of the investors upon notice to the Company and subject to satisfaction of customary closing conditions.

As a result of the cancellation of the investors’ July Note and Warrants that comprised the purchase price of the Series A Private Placement, the Company no longer had any outstanding obligations under its convertible notes instruments issued in July 2025 as of the date the financial statements were issued. These events did not require adjustment to the September 30, 2025 consolidated financial statements but are disclosed to provide information regarding significant post–balance sheet financing activities.

In conjunction with the Securities Purchase Agreement, on October 31, 2025 the Company entered a registration rights agreement with the investors, pursuant to which the Company will be required to file a registration statement with the SEC, to register for resale the Common Stock issuable upon (x) the conversion of the Series A Preferred Stock and (y) the exercise of the Warrants. The preliminary registration statement was filed via form S-1 on November 7, 2025.

ELOC Amendment

On October 28, 2025, the Company amended the common stock purchase agreement it entered into on July 7, 2025 (“ELOC”) with an accredited investor, to increase the total committed capital from $50.0 million to $1.0 billion. In connection with such amendment, the Company issued to the investor a convertible promissory note in the aggregate principal amount of $20.0 million.

No amounts were drawn under the amended ELOC as of the date the financial statements were issued. The amendment does not affect the balances recorded as of September 30, 2025, but is disclosed to provide information regarding post–balance sheet financing arrangements.

Amendment to Articles of Incorporation

On November 19, 2025, the Company filed a Certificate of Amendment with the Secretary of State of the State of Delaware which increased the number of shares of Common Stock that the Company is authorized to issue from 200,000,000 shares to 5,000,000,000 shares.

Issuance of Incentive Awards

On December 3, 2025, the Company recognized approximately $0.8 million of share-based compensation expense in connection with granting 1.935 million shares of fully vested restricted stock to directors, officers and certain employees for their services related to recent financing transactions, as recommended by the Compensation Committee and approved by the Board on October 31, 2025.